9. Other receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Receivables Details 1Abstract
At the beginning of the year	R$ (12)	R$ (7)	R$ (8)
Allowance for doubtful other receivables	(4)	(9)	0
Write-off of receivables	13	0	4
Assets held for sale and discontinued operations	(13)	4	(3)
At the end of the year	R$ (16)	R$ (12)	R$ (7)